AMENDED AND RESTATED CERTIFICATE OF TRUST

OF

BlackRock Municipal 2030 Target Term Trust

THIS AMENDED AND RESTATED CERTIFICATE OF TRUST of BlackRock Municipal 2030 Target Term Trust (the “Trust”) is being duly executed and filed by the undersigned, as trustee of the Trust, pursuant to the Delaware Statutory Trust Act, 12 Del. C. §§ 3801 et seq. (the “Act”) to amend and restate the Certificate of Trust of the Trust filed in the Office of the Secretary of State of the State of Delaware (the “State Office”) on August 16, 2011, as amended by the Certificate of Amendment thereto as filed in the State Office on June 25, 2012 and as further amended by the Certificate of Amendment thereto as filed in the State Office on February 25, 2016 (as so amended, the “Certificate”). The present name of the Trust is BlackRock Municipal 2030 Target Term Trust.  The name under which the Trust was originally formed was BlackRock Municipal 2027 Term Trust.  The date of filing of the original Certificate of Trust of the Trust was August 16, 2011.

The Certificate is hereby amended and restated in its entirety to read as follows:

1.               Name.  The name of the statutory trust is BlackRock Municipal 2030 Target Term Trust.

2.               Registered Office and Registered Agent.  The business address of the registered office of the Trust in the State of Delaware is Corporation Trust Center, 1209 Orange Street, Wilmington, Delaware 19801.  The name of the Trust’s registered agent at such address is The Corporation Trust Company.

3.               Registered Investment Company.  The Trust is, or will become prior to or within 180 days following the first issuance of beneficial interests therein, a registered investment company under the Investment Company Act of 1940, as amended (15 U.S.C. §§ 80a-1 et seq.).

[Signature Page Follows]

IN WITNESS WHEREOF, the undersigned, being a trustee of BlackRock Municipal 2030 Target Term Trust, has executed this Amended and Restated Certificate of Trust in accordance with the Act.

By: _/s/John Perlowski ________

      Name: John Perlowski

      Title: Trustee

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